Organization and Business (Details) - Common Class A [Member] - shares			1 Months Ended	6 Months Ended
	Apr. 14, 2026	Apr. 13, 2026	Oct. 31, 2025	Jun. 30, 2026
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues	1,733,333	1,733,333
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues			2,300,000	2,300,000